UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:    12/31/01

Check here if Amendment [ ]; Amendment Number:_____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:        Ameritas Life Insurance Corp.
Address:     5900 "O" Street
             Lincoln, NE  68510

Form 13F File Number: 28-6724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   William W. Lester
Title:  Senior Vice President - Investments and Treasurer
Phone:  (402) 467-6959

Signature, Place, and Date of Signing:

/s/ William W. Lester              Lincoln, NE                     2/04/02
---------------------              --------------------           ------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if all no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $197,874


List of Other Included Managers:

No.     13F File Number     Name

                                            FORM 13F INFORMATION TABLE


                             TITLE OF           VALUE    SHARES/  SH/ PUT/  INVSTMT   OTHER     VOTING  AUTHORITY
NAME OF ISSUER                CLASS    CUSIP  (x$1000)   PRN AMT  PRN CALL  DSCRETN  MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------

AOL TIME WARNER INC           COM   00184A105    1,050     32,720   SH    DEFINED 01             32,720
AMERICAN INTERNATIONAL GROUP  COM   026874107    1,030     12,977   SH    DEFINED 01             12,977
AMERUS GROUP CO               COM   03072M108    4,659    130,000   SH    DEFINED 01            130,000
ANHEUSER-BUSCH CO             COM   035229103      571     12,625   SH    DEFINED 01             12,625
AUTOMATIC DATA PROCESSING INC COM   053015103    5,753     97,675   SH    DEFINED 01             97,675
BARR LABORATORIES INC.        COM   068306109    6,035     76,050   SH    DEFINED 01             76,050
CALVERT                       COM   131582751    3,686    334,450   SH    DEFINED 01            334,450
CALVERT                       COM   131618746      747    133,333   SH    DEFINED 01            133,333
CISCO SYSTEMS INC             COM   17275R102      680     37,552   SH    DEFINED 01             37,552
CITIGROUP INC                 COM   172967101    7,549    149,536   SH    DEFINED 01            149,536
CLOROX CO                     COM   189054109    4,660    117,815   SH    DEFINED 01            117,815
CONAGRA FOODS INC             COM   205887102      479     20,163   SH    DEFINED 01             20,163
DEVON ENERGY CORPORATION      COM   25179M103    7,189    186,015   SH    DEFINED 01            186,015
DISNEY CO THE WALT            COM   254687106    5,947    286,995   SH    DEFINED 01            286,995
DUFF & PHELPS UTILITIES INC   COM   264324104      111     10,000   SH    DEFINED 01             10,000
EMC CORPORATION               COM   268648102    2,769    206,000   SH    DEFINED 01            206,000
ERICSSON L M TEL CO           COM   294821400      141     27,003   SH    DEFINED 01             27,003
EXXON MOBIL CORP              COM   30231G102    1,417     36,066   SH    DEFINED 01             36,066
FREDDIE MAC                   COM   313400301    3,752     57,377   SH    DEFINED 01             57,377
FIDELITY SELECT PORT MONEY MKTCOM   316390814       41     41,104   SH    DEFINED 01             41,104
FIRST DATA CORP               COM   319963104    5,629     71,754   SH    DEFINED 01             71,754
FLEET BOSTON CORP             COM   339030108    4,831    132,366   SH    DEFINED 01            132,366
GANNETT CO INC                COM   364730101    6,427     95,590   SH    DEFINED 01             95,590
GENERAL ELECTRIC CO           COM   369604103    6,172    153,990   SH    DEFINED 01            153,990
GLAXOSMITHKLINE PLC-ADS       COM   37733W105    5,415    108,700   SH    DEFINED 01            108,700
GOLDMAN SACHS MONEY MARKET    COM   381423MM1    2,631  2,630,582   SH    DEFINED 01          2,630,582
RSTK INTERGRATED ELECTRICAL   COM   4.5811E+1      360     70,330   SH    DEFINED 01             70,330
HARLEY DAVIDSON               COM   412822108    5,165     95,100   SH    DEFINED 01             95,100
HARRIS INTERACTIVE INC        COM   414549105      265     96,252   SH    DEFINED 01             96,252
HEWLETT PACKARD               COM   428236103    3,249    158,200   SH    DEFINED 01            158,200
INTEL CORP                    COM   458140100      387     12,300   SH    DEFINED 01             12,300
JOHNSON & JOHNSON             COM   478160104    7,236    122,445   SH    DEFINED 01            122,445
JOS A BANK CLOTHIER INC       COM   480838101      283     40,000   SH    DEFINED 01             40,000
KROGER CO                     COM   501044101    4,695    224,980   SH    DEFINED 01            224,980
ESTEE LAUDER COMPANIES INC    COM   518439104    5,436    169,560   SH    DEFINED 01            169,560
LEVEL 3 COMMUNICATIONS INC    COM   52729N100      224     44,785   SH    DEFINED 01             44,785
MCDONALDS CORP                COM   580135101    2,466     93,175   SH    DEFINED 01             93,175
MCLEODUSA INC                 COM   582266102       33     88,250   SH    DEFINED 01             88,250
MEDTRONIC, INC.               COM   585055106    6,691    130,655   SH    DEFINED 01            130,655
MELLON FINANCIAL CORPORATION  COM   58551A108    3,762    100,000   SH    DEFINED 01            100,000
MICROSOFT CORP                COM   594918104    5,311     80,170   SH    DEFINED 01             80,170
MORGAN STANLEY                COM   61744J416    5,508    589,765   SH    DEFINED 01            589,765
NATIONS MUNICIPAL INCOME FUND COM   638579672      258     23,760   SH    DEFINED 01             23,760
PEPSICO INC                   COM   713448108    6,300    129,400   SH    DEFINED 01            129,400
PFIZER INC                    COM   717081103    4,893    122,775   SH    DEFINED 01            122,775
PHOENIX COMPANIES, INC.       COM   71902E109    5,967    322,490   SH    DEFINED 01            322,490
POTOMAC ELECTRIC POWER CO     PFD   737679209      506     10,000   SH    DEFINED 01             10,000
PRUDENTIAL FINANCIAL, INC.    COM   744320102      365     11,000   SH    DEFINED 01             11,000
QWEST COMMUNICATIONS INTL INC COM   749121109      650     45,998   SH    DEFINED 01             45,998
ROGERS COMMUNICATIONS         COM   775109200    3,351    199,450   SH    DEFINED 01            199,450
ROYAL DUTCH PETROLEUM         COM   780257804    4,957    101,125   SH    DEFINED 01            101,125
S&P 500 DEPOSITARY RECEIPTS   COM   78462F103   10,664     93,300   SH    DEFINED 01             93,300
TALBOTS INC                   COM   874161102    6,222    171,655   SH    DEFINED 01            171,655
TEXAS INSTRUMENTS             COM   882508104    3,435    122,695   SH    DEFINED 01            122,695
WAL-MART STORES INC           COM   931142103    5,670     98,525   SH    DEFINED 01             98,525
WALGREEN CO                   COM   931422109      358     10,625   SH    DEFINED 01             10,625
WELLS FARGO COMPANY           COM   949746101    3,475     79,945   SH    DEFINED 01             79,945
WORLDCOM INC                  COM   98157D106      359     25,500   SH    DEFINED 01             25,500

                                               197,874  8,882,648
